Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Share Based Payments [abstract]
Schedule of number of options granted
	Years Ended June 30,
	2022		2021		2020
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	160,542,720	0.09	21,550,000	0.10	25,300,000	0.12
Issued during the year	45,150,000	0.04	140,392,720	0.05	-	-
Exercised during the year	-	-	-	-	-	-
Expired during the year	(7,000,000)	0.07	-		(3,400,000)	0.25
Forfeited during the year	(14,000,000)	0.09	(1,400,000)	0.11	(350,000)	0.07

Outstanding at year end	184,692,720	0.05	160,542,720	0.06	21,550,000	0.10

Vested and Exercisable at year end	60,150,000	0.09	69,150,000	0.09	21,550,000	0.10

Schedule of options outstanding
Series	Grant Date	Expiry Date	Exercise Price	Share options	Share options
			$A	2022	2021
PBTAS	June 7, 2017	June 6, 2022	0.07	-	7,000,000
PBTAAA	December 18, 2017	December 14, 2022	0.11	12,450,000	12,450,000
PBTAI	February 1, 2018	January 31, 2023	0.08	700,000	700,000
ATHAAB	September 18, 2020	September 17, 2025	0.09	35,000,000	49,000,000
ATHAAD	January 7, 2021	January 6, 2026	0.03	91,392,720	91,392,720
ATHAAE	November 29, 2021	November 29, 2026	0.04	19,250,000	-
ATHAAF	July 31, 2021	July 31, 2024	0.07	12,000,000	-
ATHAAG	November 29, 2021	November 29, 2026	0.02	13,900,000	-
			Total	184,692,720	160,542,720

Schedule of valuations of options approved and issued
Series	Grant Date	Exercise Price per Share	Share Price at Grant Date	Expected Share Price Volatility	Years to Expiry	Dividend Yield	Risk-free Interest Rate	Fair Value per Options
		A$	A$					A$
PBTAH	February 19, 2015	0.26	0.16	74.80%	5.00	0%	2.00%	0.083
PBTAR	May 27, 2015	0.27	0.17	69.40%	5.00	0%	2.25%	0.082
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%	0.034
PBTAAA	December 18, 2017	0.11	0.07	100.00%	5.00	0%	2.38%	0.047
PBTAI	February 1, 2018	0.08	0.06	100.00%	5.00	0%	2.24%	0.038
ATHAAB	September 18, 2020	0.09	0.05	98.00%	5.00	0%	0.43%	0.032
ATHAAD	January 7, 2021	0.03	0.032	139.52%	5.00	0%	0.38%	0.028
ATHAAE	November 29, 2021	0.04	0.025	138.47%	5.00	0%	1.35%	0.021
ATHAAF	July 31, 2021	0.07	0.034	169.42%	3.00	0%	0.13%	0.027
ATHAAG	November 29, 2021	0.02	0.024	138.47%	5.00	0%	1.35%	0.021

Schedule of number of shares issued under the 2004 ASX Plan
	Years Ended June 30,
	2022	2021	2020
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715